Quarterly portfolio holdings
John Hancock
Disciplined Value International Fund
International equity
July 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-26 (unaudited)
	Shares	Value
Common stocks 98.3%		$6,667,347,523
(Cost $5,627,708,011)
Australia 1.0%		69,774,595
Sonic Healthcare, Ltd. (A)	4,559,088	69,774,595
Austria 0.6%		42,190,992
ANDRITZ AG	447,898	42,190,992
Belgium 1.5%		101,814,910
Anheuser-Busch InBev SA/NV	1,172,254	101,814,910
Bermuda 2.8%		191,013,836
Everest Group, Ltd.	142,376	53,269,980
Hiscox, Ltd.	5,642,050	137,743,856
Brazil 0.6%		39,094,579
TIM SA	10,199,500	39,094,579
Canada 7.1%		480,799,942
Allied Gold Corp. (B)	2,115,632	38,393,322
Equinox Gold Corp.	5,459,351	48,913,542
Kinross Gold Corp.	1,889,502	43,562,938
Methanex Corp.	1,924,936	106,930,195
Nutrien, Ltd.	1,717,304	118,533,606
Teck Resources, Ltd., Class B	2,068,316	124,466,339
China 0.3%		19,150,699
Tongcheng Travel Holdings, Ltd.	10,519,600	19,150,699
Denmark 4.9%		332,938,528
Danske Bank A/S	3,082,589	177,401,956
Demant A/S (B)	1,571,737	68,030,882
Novo Nordisk A/S, Class B	1,849,953	87,505,690
Finland 0.6%		39,382,647
Nordea Bank ABP	1,949,858	39,382,647
France 8.6%		582,678,327
Bureau Veritas SA	2,061,957	65,962,059
Capgemini SE	469,414	55,794,882
Cie Generale des Etablissements Michelin SCA	3,579,673	144,692,012
Ipsen SA	248,582	48,032,363
Sanofi SA	1,397,819	120,368,505
SPIE SA	721,075	38,779,942
Vallourec SACA (B)	4,522,757	109,048,564
Germany 2.5%		170,696,078
Heidelberg Materials AG	224,322	41,760,882
Siemens AG	153,928	50,433,950
Zalando SE (B)(C)	2,406,892	78,501,246
Hong Kong 2.1%		141,254,794
Alibaba Group Holding, Ltd.	4,083,300	62,202,513
CK Hutchison Holdings, Ltd.	3,795,500	35,561,084
Prudential PLC	2,893,917	43,491,197
India 1.4%		97,037,394
HDFC Bank, Ltd., ADR	4,055,052	97,037,394
Ireland 2.3%		155,806,961
AIB Group PLC	9,649,861	114,771,774
ICON PLC (B)	250,880	41,035,187
2	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Italy 2.8%		$188,378,289
Enel SpA	9,038,405	102,074,311
Saipem SpA (A)	17,789,326	86,303,978
Japan 18.0%		1,221,587,945
Asahi Kasei Corp.	4,134,800	44,138,751
Hirose Electric Company, Ltd.	218,900	36,886,562
Hitachi Construction Machinery Company, Ltd. (A)	1,510,100	50,332,054
Hitachi, Ltd.	3,840,500	125,855,241
Japan Post Insurance Company, Ltd.	3,481,800	38,338,447
KDDI Corp.	316,300	5,827,421
Kyocera Corp.	2,385,600	54,407,870
MINEBEA MITSUMI, Inc.	2,280,800	51,943,220
Mitsubishi Chemical Group Corp.	4,092,300	30,114,622
Mitsubishi Electric Corp.	1,622,800	58,458,267
Murata Manufacturing Company, Ltd.	529,400	24,121,750
Renesas Electronics Corp.	3,165,700	63,452,506
Resona Holdings, Inc.	6,724,500	91,189,593
SMC Corp.	160,200	69,216,056
Sony Group Corp.	2,544,300	59,457,401
Sugi Holdings Company, Ltd.	744,800	13,199,407
Sumitomo Mitsui Financial Group, Inc.	1,938,500	83,295,226
Suzuken Company, Ltd.	651,900	20,797,561
Suzuki Motor Corp.	8,956,700	116,916,681
TOTO, Ltd.	2,332,200	101,215,549
Toyo Suisan Kaisha, Ltd.	1,270,300	82,423,760
Mexico 2.6%		173,496,828
America Movil SAB de CV, ADR	2,430,685	61,617,865
Coca-Cola Femsa SAB de CV, ADR	570,852	61,806,146
Grupo Financiero Banorte SAB de CV, Series O	4,344,000	50,072,817
Netherlands 8.5%		576,007,328
ABN AMRO Bank NV	4,280,782	193,651,910
Euronext NV (C)	941,701	172,186,122
Heineken NV	1,262,770	114,331,589
Prosus NV (B)	1,297,910	60,317,510
QIAGEN NV	863,212	35,520,197
Portugal 2.5%		167,106,616
Galp Energia SGPS SA	7,358,087	167,106,616
South Korea 6.2%		424,088,123
DB Insurance Company, Ltd.	571,450	61,882,084
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	175,418	46,583,979
KT Corp.	1,156,270	41,682,592
KT Corp., ADR	2,431,199	43,980,390
NongShim Company, Ltd.	112,200	29,991,330
Samsung Electronics Company, Ltd.	858,659	149,453,711
Samsung Fire & Marine Insurance Company, Ltd.	116,714	50,514,037
Spain 2.5%		168,204,304
Banco Bilbao Vizcaya Argentaria SA	2,226,687	62,418,240
Naturgy Energy Group SA (A)	3,171,059	105,786,064
Switzerland 4.0%		271,083,126
Novartis AG	392,319	61,355,457
Roche Holding AG	341,657	149,335,670
Sandoz Group AG	740,844	60,391,999
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	3

	Shares	Value
United Kingdom 14.9%		$1,013,760,682
Admiral Group PLC	1,854,170	93,992,082
AstraZeneca PLC	545,675	92,824,565
Babcock International Group PLC	3,365,838	51,095,008
BAE Systems PLC	1,827,748	51,742,113
Endeavour Mining PLC	1,568,619	74,232,039
Hikma Pharmaceuticals PLC	1,959,226	41,825,106
IMI PLC	780,612	31,020,246
Informa PLC	4,862,008	58,244,785
NatWest Group PLC	10,760,267	101,497,250
Nomad Foods, Ltd.	2,638,543	31,398,662
Shell PLC	4,020,057	184,004,068
Smiths Group PLC	1,795,107	64,102,273

The Weir Group PLC	3,861,924	137,782,485
Preferred securities 0.8%		$50,584,836
(Cost $48,602,479)
Brazil 0.8%		50,584,836
Banco Bradesco SA	13,913,300	50,584,836

	Yield (%)	Shares	Value
Short-term investments 1.4%			$98,655,729
(Cost $98,644,183)
Short-term funds 1.4%			98,655,729
Fidelity Government Portfolio, Institutional Class	3.5829(D)	1,623	1,623
John Hancock Collateral Trust (E)	3.5672(D)	9,865,707	98,654,106

Total investments (Cost $5,774,954,673) 100.5%	$6,816,588,088
Other assets and liabilities, net (0.5%)	(35,121,014)
Total net assets 100.0%	$6,781,467,074

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 7-31-26. The value of securities on loan amounted to $172,900,470. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $83,591,208 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 7-31-26.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 7-31-26:
Financials	25.2%
Industrials	15.8%
Health care	13.2%
Materials	9.9%
Energy	8.1%
Consumer discretionary	8.0%
Consumer staples	6.4%
Information technology	5.7%
Communication services	3.7%
Utilities	3.1%
Short-term investments and other	0.9%
TOTAL	100.0%
4	JOHN HANCOCK DISCIPLINED VALUE INTERNATIONAL FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$69,774,595	—	$69,774,595	—
Austria	42,190,992	—	42,190,992	—
Belgium	101,814,910	—	101,814,910	—
Bermuda	191,013,836	$53,269,980	137,743,856	—
Brazil	39,094,579	39,094,579	—	—
Canada	480,799,942	480,799,942	—	—
China	19,150,699	—	19,150,699	—
Denmark	332,938,528	—	332,938,528	—
Finland	39,382,647	—	39,382,647	—
France	582,678,327	—	582,678,327	—
Germany	170,696,078	—	170,696,078	—
Hong Kong	141,254,794	—	141,254,794	—
India	97,037,394	97,037,394	—	—
Ireland	155,806,961	41,035,187	114,771,774	—
Italy	188,378,289	—	188,378,289	—
Japan	1,221,587,945	—	1,221,587,945	—
Mexico	173,496,828	173,496,828	—	—
Netherlands	576,007,328	—	576,007,328	—
Portugal	167,106,616	—	167,106,616	—
South Korea	424,088,123	43,980,390	380,107,733	—
Spain	168,204,304	—	168,204,304	—
Switzerland	271,083,126	—	271,083,126	—
|	5

	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
United Kingdom	$1,013,760,682	$105,630,701	$908,129,981	—
Preferred securities	50,584,836	50,584,836	—	—
Short-term investments	98,655,729	98,655,729	—	—
Total investments in securities	$6,816,588,088	$1,183,585,566	$5,633,002,522	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	9,865,707	$103,229,492	$913,470,319	$(918,012,406)	$(31,752)	$(1,547)	$751,861	—	$98,654,106
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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